Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt
Debt consisted of the following:

	June 30,	December 31,
	2022	2021
	(in thousands)
Subordinated Facility	$42,500	$16,293
Senior Facility	85,674	—
Unamortized deferred financing costs, Cargill Credit Agreements	(22,992)	(5,094)

Total debt	$105,182	$11,199

Debt consisted of the following:

	December 31,
	2021	2020

	(in thousands)
PPP loan	$—	$104
Share settlement note	—	50
Subordinated Facility	16,293	—
Unamortized deferred financing costs, Cargill Credit Agreements	(5,094)	—
Total debt	11,199	154
Share settlement note—short term	—	(50)

Long-term debt, less current portion and Convertible Notes	$11,199	$104